COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

We, and our subsidiaries, are defendants in various legal actions (including proceedings based on alleged exposures to asbestos) incidental to our past and current business activities. As of March 31, 2016, December 31, 2015 and March 31, 2015, our condensed balance sheets included liabilities for these legal actions of $22.1 million, $21.2 million and $22.4 million, respectively. These liabilities do not include costs associated with legal representation. Based on our analysis, and considering the inherent uncertainties associated with litigation, we do not believe that it is reasonably possible that these legal actions will materially adversely affect our financial position, cash flows or results of operations. In connection with the Acquisition, TDCC retained liabilities related to litigation to the extent arising prior to the Closing Date.

During the ordinary course of our business, contingencies arise resulting from an existing condition, situation or set of circumstances involving an uncertainty as to the realization of a possible gain contingency. In certain instances such as environmental projects, we are responsible for managing the cleanup and remediation of an environmental site. There exists the possibility of recovering a portion of these costs from other parties. We account for gain contingencies in accordance with the provisions of Accounting Standards Codification (ASC) 450 “Contingencies” (ASC 450) and, therefore, do not record gain contingencies and recognize income until it is earned and realizable.

For the three months ended March 31, 2016, we recognized an insurance recovery of $11.0 million in other operating income (expense) for property damage and business interruption related to a 2008 chlor alkali facility incident.

COMMITMENTS AND CONTINGENCIES

The following table summarizes our contractual commitments under non-cancelable operating leases and purchase contracts as of December 31, 2015:

	Operating Leases	Purchase Commitments
	($ in millions)
2016	$73.7	$560.2
2017	60.9	506.4
2018	51.7	449.3
2019	39.5	442.1
2020	27.3	440.3
Thereafter	80.2	2,904.9
Total commitments	$333.3	$5,303.2

Our operating lease commitments are primarily for railroad cars but also include distribution, warehousing and office space and data processing and office equipment.  Virtually none of our lease agreements contain escalation clauses or step rent provisions.  Total rent expense charged to operations amounted to $75.1 million, $66.8 million and $64.2 million in 2015, 2014 and 2013, respectively (sublease income is not significant).  The above purchase commitments include raw material, capital expenditure and utility purchasing commitments utilized in our normal course of business for our projected needs.  In connection with the Acquisition, certain additional agreements have been entered into with TDCC, including, long-term purchase agreements for raw materials. These agreements are maintained through long-term cost based contracts that provide us with a reliable supply of key raw materials. Key raw materials received from TDCC include ethylene, propylene and benzene.

We, and our subsidiaries, are defendants in various legal actions (including proceedings based on alleged exposures to asbestos) incidental to our past and current business activities.  At December 31, 2015 and 2014, our consolidated balance sheets included liabilities for these legal actions of $21.2 million and $22.1 million, respectively.  These liabilities do not include costs associated with legal representation.  Based on our analysis, and considering the inherent uncertainties associated with litigation, we do not believe that it is reasonably possible that these legal actions will materially adversely affect our financial position, cash flows or results of operations. In connection with the Acquisition, TDCC retained liabilities related to litigation to the extent arising prior to the Closing Date.

During the ordinary course of our business, contingencies arise resulting from an existing condition, situation or set of circumstances involving an uncertainty as to the realization of a possible gain contingency.  In certain instances such as environmental projects, we are responsible for managing the cleanup and remediation of an environmental site.  There exists the possibility of recovering a portion of these costs from other parties.  We account for gain contingencies in accordance with the provisions of ASC 450 “Contingencies” (ASC 450) and therefore do not record gain contingencies and recognize income until it is earned and realizable.

For the year ended December 31, 2015 we recognized insurance recoveries of $57.4 million for property damage and business interruption related to the Becancour, Canada and McIntosh, AL chlor alkali facilities. Cost of goods sold was reduced by $10.5 million and selling and administration was reduced by $0.9 million for the reimbursement of costs incurred and expensed in prior periods and other operating income included a gain of $46.0 million. The consolidated statement of cash flows for the year ended December 31, 2015 included $25.8 million for the property damage portion of the insurance recoveries within proceeds from disposition of property, plant and equipment and gains on disposition of property, plant and equipment.

For the year ended December 31, 2013, we recognized $11.0 million as a reduction of cost of goods sold related to a Chlor Alkali Products and Vinyls favorable contract settlement. Also for the year ended December 31, 2013, we recognized $13.9 million as a reduction of selling and administration expense related to the recovery of legacy legal costs.